Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits-beginning	$ 240	$ 240
Gross increases-tax positions in prior period	0	0
Gross decreases-tax positions in prior period	0	0
Gross increase-current-period tax positions	0	0
Gross decrease-current-period tax positions	0	0
Settlements	0	0
Lapse of statute of limitations	0	0
Unrecognized tax benefits-ending	$ 240	$ 240